Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

6. Leases

On November 13, 2018, AST LLC entered into both an Economic Development Agreement (the “EDA”) and a sublease agreement with Midland Development Corporation. The premise of the EDA was to create jobs in the Midland, Texas area, as well as to have AST LLC improve the land, office and hangar spaces at the leased facility located at the Midland International Air & Space Port in Midland, Texas.

The leased facility included office space (44,988 square feet), hangar A (28,480 square feet), hangar B (11,900 square feet), and land (approximately 238,000 square feet). The term of the lease commenced on November 21, 2018 and extends through November 20, 2033. Pursuant to the agreement, the base rental payments for the first five years will be abated, provided that the Company prepays the rent in each period and achieves an increasing level of financial commitments, measured annually on March 31st of each of the first five years of the lease. The Company can qualify for an additional five years (years six through ten of the term) of abatements which are contingent upon the Company achieving its commitments through the first five years of the lease and maintaining or exceeding those year five commitment levels in years six through year ten of the term. These commitments include 1) the total number of full-time jobs and the related annual payroll costs and 2) cumulative capital investments in personal property and improvements to the existing land/structures. The Company recognizes the lease reimbursements as an offset to rent expense for the related reimbursable month when the contingency is probable of being resolved.

The Company’s other operating leasehold obligations include additional office space in Maryland, Spain, Israel, United Kingdom and Lithuania. The Company’s leases have established fixed payment terms which are subject to annual rent increases throughout the term of each lease agreement. The Company’s lease agreements have varying non-cancellable rental periods which include options for the Company to extend portions of its lease terms. Upon adopting ASC 842, management considered that it was not reasonably certain to exercise any extension options present in its lease arrangements that are outstanding as of the adoption date, with the exception of the Texas sublease. In addition, the Company’s leases have similar terms in which they may terminate the lease prior to the end date but must provide advanced notice. The Company is not reasonably certain to exercise the right to terminate their agreements.

Incremental Borrowing Rate

The Company derives its incremental borrowing rate from information available at the lease commencement date in determining the present value of lease payments. The incremental borrowing rate represents a collateralized rate of interest the Company would have to pay to borrow over a similar term an amount equal to the lease payments in a similar economic environment. The Company’s lease agreements do not provide implicit rates. As the Company did not have any external borrowings at the adoption date with comparable terms to its lease agreements, the Company estimated its incremental borrowing rate based on the lowest grade of debt available in the marketplace for the same term as the associated lease(s). The Company elected to use a 11.9% discount rate for its main, shorter-term operating leases (generally two (2) to five (5) year leases), with the exception of a shorter-term lease in which the Company elected to use an 8.0% discount rate. For the Texas sublease, which is greater than 10 years, the Company elected to use a 15.0% discount rate.

Operating Leases

The components of lease expense were as follows (in thousands):

	Year ended December 31,
	2021	2020
Short-term operating lease expense	$440	$41
Operating lease expense	563	301
Total lease expense	$1,003	$342

Supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020 was as follows (in thousands):

	Year ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$506	$349

Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2021	2020
Weighted-average remaining lease term - operating leases (years)	9.7	11.3
Weighted-average discount rate - operating leases	13.4%	14.0%

As of December 31, 2021, the maturities of the Company’s operating lease liabilities were as follows (in thousands):

2022	$1,632
2023	1,714
2024	1,600
2025	1,510
2026	1,343
Thereafter	6,993
Total lease payments	14,792
Less effects of discounting	(6,633)
Present value of lease liabilities	$8,159

The above operating lease payments exclude $1.6 million of required minimum lease payments for lease agreements executed but not commenced, as the Company has not received control of the leased property as of December 31, 2021.